EATON VANCE INVESTMENT TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the "Registrant") (1933 Act File No. 33-1121) certifies (a) that the forms of prospectuses and statements of additional information dated August 1, 2003 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 46 ("Amendment No. 46") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 46 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-03-000522) on July 23, 2003:

             Eaton Vance California Limited Maturity Municipals Fund
              Eaton Vance Florida Limited Maturity Municipals Fund
           Eaton Vance Massachusetts Limited Maturity Municipals Fund
              Eaton Vance National Limited Maturity Municipals Fund
             Eaton Vance New Jersey Limited Maturity Municipals Fund
              Eaton Vance New York Limited Maturity Municipals Fund
                Eaton Vance Ohio Limited Maturity Municipals Fund
            Eaton Vance Pennsylvania Limited Maturity Municipals Fund


                                       EATON VANCE INVESTMENT TRUST


                                       By:  /s/ Alan R. Dynner
                                            ------------------------------
                                            Alan R. Dynner, Esq.
                                            Secretary


Date:  August 4, 2003